General	6 Months Ended
Jun. 30, 2026
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Description of the Company:

IceCure Medical Ltd. (“IceCure Medical Ltd.”, the “Company”, “we” or “our”) is a medical device company incorporated in Israel.

Since its establishment, the Company and its wholly-owned subsidiaries, IceCure Medical Inc. in the United States (the “US Subsidiary”), IceCure Medical HK Limited in Hong Kong (the “Hong Kong Subsidiary”) and IceCure (Shanghai) MedTech Co., Ltd. in China (the “Chinese Subsidiary”, and together with the Company, the US Subsidiary and the Hong Kong Subsidiary, the “Group”), have been engaged in the research, developmen, and commercialization of minimally invasive medical devices for cryoablation (freezing) of tumors in the human body, using its proprietary liquid nitrogen cryoablation technology, as an alternative to surgical intervention to remove tumors. The Company has received regulatory approvals for marketing its products in the United States, Europe, and other territories.

The Group’s activities are subject to significant risks and uncertainties, including the possibility of failing to secure additional funding to commercialize its technology, obtain regulatory approvals and other risks. In addition, the Group is subject to risks relating to competition, financing, liquidity requirements, rapidly changing customer requirements and its limited operating history.

B.	Going Concern:

As of June 30, 2026, the Company has accumulated losses of $129,211. In the six months ended June 30, 2026, the Company generated losses of $8,775 and negative cash flows from operating activities of $8,148.

To date, management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through the use of its current financial resources, sales of its products, and through additional capital raises.

Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. Management’s plan to continue as a going concern include raising additional funds from existing shareholders and/or new investors. However, there can be no assurance that such funding will be available to the Company or that it will be obtained on terms favorable to the Company or will provide the Company with sufficient funds to successfully complete the development and commercialization of its products. These financial statements do not include any adjustments that might result from the outcome of this uncertainty, including adjustments relating to the recoverability and classification of assets, or the carrying amounts and classification of liabilities that may be required should the Company be unable to continue as a going concern.

C.	Reverse stock split:

On June 4, 2026, the Company effected a 1-for-30 reverse stock split of its issued and outstanding ordinary shares. All share and per share information, as well as the number of shares issuable and exercise prices under the Company’s outstanding warrants and pre-funded warrants, have been retrospectively adjusted to give effect to the reverse split.